EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share
	Years ended December 31,
	2012	2013	2014
Net income (loss) attributed to holder of ordinary shares	$(242,515,539)	$(258,915,539)	$(33,630,021)
Net income (loss) adjusted for dilutive securities	(242,515,539)	(258,915,539)	(33,630,021)
Weighted-average number of common shares outstanding-basic	172,671,369	182,167,908	203,550,049
Dilutive effect of non-vested shares	-	-	-
Weighted-average number of common shares outstanding-diluted	172,671,369	182,167,908	203,550,049
Basic loss per share	$(1.40)	$(1.42)	$(0.17)
Diluted loss per share	$(1.40)	$(1.42)	$(0.17)